CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 7,003	$ 8,796	$ 12,691	$ 16,419	$ 30,853	$ 31,428
Cost of Sales:
Commissions		28		224	2,977	699
Amortization of Software Costs	22,907	34,939	44,105	67,474	128,325	82,120
Write off of capitalized software costs					130,212
Cost of Sales	22,907	34,967	44,105	67,698	261,514	82,819
Gross Loss	(15,904)	(26,171)	(31,414)	(51,279)	(230,661)	(51,391)
Operating expenses:
Selling	8,536	2,391	15,233	27,150	199,961	57,088
Web site costs	26,455	34,323	54,203	65,311	84,195	69,945
General and administrative	490,899	1,088,270	1,242,558	1,940,948	3,913,934	3,658,239
Depreciation and amortization	7,699	19,647	16,165	37,548	69,697	87,515
Total operating expenses	533,589	1,144,631	1,328,159	2,070,957	4,267,787	3,872,788
Loss from operations	(549,493)	(1,170,802)	(1,359,573)	(2,122,236)	(4,498,448)	(3,924,179)
Other (income) expenses:
Interest	19,464	57,230	49,523	119,820	226,993	396,410
Interest - related party						1,008
(Gain)/loss on extinguishment of liabilities	11,258	31,263	(23,981)	31,263	(3,500)	(491,830)
Other income			(4,000)
Write off of website costs			38,750
Debt conversion expense		159,638	966	159,638	272,862
Other expenses						889
Amortization of note discounts		73,199	535,054	187,664	684,186	650,254
Total other expenses	30,722	321,330	596,312	498,385	1,180,541	556,731
Net loss	(580,215)	(1,492,132)	(1,955,885)	(2,620,621)	(5,678,989)	(4,480,910)
Common stock dividends to be issued for Series B Preferred Stock	(117,542)	(55,430)	(233,792)	(90,430)	(260,939)	(43,556)
Net loss applicable to common stock holders	(697,757)	(2,122,000)	(2,189,677)	(7,688,036)	(13,353,219)	(6,524,466)
Per share data
Loss per share - basic and diluted	$ 0.00	$ (0.02)	$ (0.01)	$ (0.08)	$ (0.12)	$ (0.09)
Weighted average number of shares outstanding- basic and diluted	163,362,892	112,628,931	147,959,708	96,161,391	111,287,250	76,074,372
Modification of warrants issued with Series B Preferred Stock
Other (income) expenses:
Deemed Dividend				(2,023,804)	(2,783,291)
Warrant
Other (income) expenses:
Deemed Dividend		$ (574,438)		$ (2,953,181)	$ (4,630,000)	$ (2,000,000)